Stockholders' Equity (Details Textuals) (USD $)	0 Months Ended		1 Months Ended		0 Months Ended
	Jun. 30, 2011 Underwritten Public Offering 2011	Jun. 08, 2011 Underwritten Public Offering 2011	May 31, 2011 Underwritten Public Offering 2011 Portion	May 31, 2011 Underwritten Public Offering 2011 Common stock warrants	May 16, 2012 2011 Plan	May 12, 2011 2011 Plan
Public Offering [Line Items]
Issuance of maximum number of shares of common stock						1,000,000
Increase in number of shares					6,500,000
Public offering common stock, net (in shares)	231,000	836,750		8,265,000
Number of warrants called to purchase shares of common stock				7,128,563
Number of shares of common stock purchased by the underwriter				929,813
Net Proceeds, after underwriting discounts and commissions and other fees payable	$ 527,626	$ 1,874,990	$ 18,289,883
Portion of warrants in the share and warrant combination			0.75
Fair value recorded of common stock warranty liability			$ 8,768,143
Portion of common stock in the share and warrant combination			1
Price to public, per share and warrant combination			$ 2.42
Exercise price of the warrants on issuance of common stock				3.00